Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Share capital [Member]	Share-based payment reserves [Member]	Warrants reserves [Member]	Share subscriptions received in advance [Member]	Convertible debenture reserves [Member]	Accumulated other comprehensive income [Member]	Deficit [Member]	Total
Beginning balance at Dec. 31, 2019	$ 10,343,064	$ 2,431,568	$ 1,671,026	$ 100,000	$ 58,425	$ 617,920	$ (9,609,025)	$ 5,612,978
Beginning balance (shares) at Dec. 31, 2019	19,605,993
Loss for the year							(3,145,139)	(3,145,139)
Private placement	$ 1,315,438		897,083	(100,000)				2,112,521
Private placement (shares)	3,129,593
Share issuance cost	$ (49,547)							(49,547)
Share issuance settled services	$ 13,190		11,810					25,000
Share issuance settled services (shares)	25,000
Options exercised	$ 199,286	(84,286)						115,000
Options exercised (shares)	150,000
Warrants exercised	$ 3,491,872		(1,152,335)					2,339,537
Warrants exercised (shares)	2,820,836
Conversion of convertible debt	$ 112,225		65,637		(16,595)			161,267
Conversion of convertible debt (shares)	176,811
Cumulative translation adjustment						(191,013)		(191,013)
Share-based payment expense		821,427						821,427
Ending balance at Dec. 31, 2020	$ 15,425,528	3,168,709	1,493,221	0	41,830	426,907	(12,754,164)	$ 7,802,031
Ending balance (shares) at Dec. 31, 2020	25,908,233							25,908,233
Loss for the year							(9,325,226)	$ (9,325,226)
Private placement	$ 1,646,706		798,594					2,445,300
Private placement (shares)	1,428,970
Share issuance cost	$ (29,126)							(29,126)
Options exercised	$ 915,145	(374,396)						540,749
Options exercised (shares)	449,500
Warrants exercised	$ 1,695,827		(393,284)					1,302,543
Warrants exercised (shares)	865,458
Shares issued for debt settlement	$ 230,782							230,782
Shares issued for debt settlement (shares)	144,239
Finder's shares	$ 105,000							105,000
Finder's shares (shares)	50,000
Convertible debenture converted	$ 209,289		18,275		(41,830)			185,734
Convertible debenture converted (shares)	146,029
Cumulative translation adjustment						4,110		4,110
Share-based payment expense		990,448						990,448
Ending balance at Dec. 31, 2021	$ 20,199,151	$ 3,784,761	$ 1,916,806	$ 0	$ 0	$ 431,017	$ (22,079,390)	$ 4,252,345
Ending balance (shares) at Dec. 31, 2021	28,992,429							28,992,429